T. ROWE PRICE Corporate Income Fund
February 28, 2025 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES  5.4%
Car Loan  0.5%
CarMax Select Receivables Trust
Series 2024-A, Class C
5.62%, 1/15/30  815 833
Carvana Auto Receivables Trust
Series 2021-P1, Class D
1.82%, 12/10/27  670 648
Carvana Auto Receivables Trust
Series 2022-N1, Class D
4.13%, 12/11/28 (1) 134 133
Santander Bank Auto Credit-Linked Notes
Series 2022-A, Class B
5.281%, 5/15/32 (1) 158 158
Santander Bank Auto Credit-Linked Notes
Series 2024-B, Class B
4.965%, 1/18/33 (1) 250 251
Santander Bank Auto Credit-Linked Notes
Series 2024-B, Class C
5.141%, 1/18/33 (1) 250 251
2,274
Other Asset-Backed Securities  4.9%
Applebee's Funding
Series 2019-1A, Class A2II
4.723%, 6/5/49 (1) 455 451
Blue Owl Asset Leasing Trust
Series 2024-1A, Class B
5.41%, 3/15/30 (1) 100 101
CIFC Funding
Series 2018-1A, Class A1R, CLO, FRN
3M TSFR + 1.32%, 5.794%, 1/18/38 (1) 330 333
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 585 567
Driven Brands Funding
Series 2019-1A, Class A2
4.641%, 4/20/49 (1) 445 442
Driven Brands Funding
Series 2019-2A, Class A2
3.981%, 10/20/49 (1) 245 241
Driven Brands Funding
Series 2020-2A, Class A2
3.237%, 1/20/51 (1) 605 575
Dryden
Series 2021-93A, Class A1R, CLO, FRN
3M TSFR + 1.33%, 5.661%, 1/15/38 (1) 460 462

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Fortress Credit BSL XXIV
Series 2025-1A, Class A, CLO, FRN
3M TSFR + 1.27%, 5.563%, 4/20/38 (1) 430 430
Frontier Issuer
Series 2023-1, Class C
11.50%, 8/20/53 (1) 1,821 1,942
Frontier Issuer
Series 2024-1, Class C
11.16%, 6/20/54 (1) 157 178
Hardee's Funding
Series 2018-1A, Class A23
5.71%, 6/20/48 (1) 595 593
Hardee's Funding
Series 2020-1A, Class A2
3.981%, 12/20/50 (1) 1,502 1,436
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 786 719
Hotwire Funding
Series 2021-1, Class A2
2.311%, 11/20/51 (1) 2,360 2,255
Jack in the Box Funding
Series 2022-1A, Class A2I
3.445%, 2/26/52 (1) 1,438 1,383
Madison Park Funding XXXVII
Series 2019-37A, Class AR2, CLO, FRN
3M TSFR + 1.53%, 5.832%, 4/15/37 (1) 1,310 1,320
Magnetite XVII
Series 2016-17A, Class AR2, CLO, FRN
3M TSFR + 1.50%, 5.793%, 4/20/37 (1) 1,385 1,391
MVW
Series 2021-1WA, Class C
1.94%, 1/22/41 (1) 46 44
MVW
Series 2023-2A, Class A
6.18%, 11/20/40 (1) 601 621
Neuberger Berman XXI
Series 2016-21A, Class A1R3, CLO, FRN
3M TSFR + 1.32%, 5.613%, 1/20/39 (1) 275 276
OCP
Series 2017-13A, Class AR2, CLO, FRN
3M TSFR + 1.34%, 5.90%, 11/26/37 (1) 410 412
SCF Equipment Leasing
Series 2024-1A, Class D
6.58%, 6/21/33 (1) 500 516

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
ServiceMaster Funding
Series 2020-1, Class A2I
2.841%, 1/30/51 (1) 423 393
Sonic Capital
Series 2020-1A, Class A2I
3.845%, 1/20/50 (1) 4,603 4,478
Stonepeak
Series 2021-1A, Class AA
2.301%, 2/28/33 (1) 950 909
TPIC SPV I
Series 2024-1A, Class A
7.131%, 11/30/44, Acquisition Date: 12/10/24, Cost $342 (2)(3)(4) 342 342
Zaxby's Funding
Series 2021-1A, Class A2
3.238%, 7/30/51 (1) 1,642 1,519
24,329
Total Asset-Backed Securities
(Cost $26,752) 26,603
BANK LOANS  0.4% (5)
UTILITY  0.4%
Electric  0.4%
NRG Energy, FRN
3M TSFR + 1.75%, 6.044%, 4/16/31  1,717 1,715
Total Utility 1,715
Total Bank Loans
(Cost $1,713) 1,715
CONVERTIBLE BONDS  0.2%
INDUSTRIAL  0.2%
Consumer Cyclical  0.2%
Airbnb, Zero Coupon, 3/15/26  800 765
Total Industrial 765
Total Convertible Bonds
(Cost $760) 765
CORPORATE BONDS  82.6%
FINANCIAL INSTITUTIONS  31.0%
Banking  15.2%
ABN AMRO Bank, VR, 5.515%, 12/3/35 (1)(6) 1,700 1,710
Ally Financial, VR, 6.848%, 1/3/30 (6) 1,254 1,323

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Banco Bilbao Vizcaya Argentaria, Series 9, VR, 6.50% (6)(7) 1,200 1,200
Banco Santander, VR, 5.538%, 3/14/30 (6) 2,400 2,448
Banco Santander Mexico, 5.621%, 12/10/29 (1)(8) 490 495
Bank of America, VR, 5.425%, 8/15/35 (6) 4,235 4,181
Bank of America, VR, 5.518%, 10/25/35 (6) 1,360 1,345
Bank of America, Series TT, VR, 6.125% (6)(7) 1,580 1,600
Banque Federative du Credit Mutuel, 5.538%, 1/22/30 (1)(8) 1,315 1,349
Barclays, VR, 7.625% (6)(7) 200 200
BNP Paribas, VR, 5.906%, 11/19/35 (1)(6) 1,355 1,352
CaixaBank, VR, 6.037%, 6/15/35 (1)(6) 2,735 2,838
Capital One Financial, VR, 2.359%, 7/29/32 (6) 1,357 1,130
Capital One Financial, VR, 3.273%, 3/1/30 (6) 2,354 2,211
Capital One Financial, VR, 6.183%, 1/30/36 (6) 240 244
Citigroup, VR, 2.572%, 6/3/31 (6) 5,550 4,942
Citigroup, VR, 3.98%, 3/20/30 (6) 6,105 5,905
Deutsche Bank, Series 2020, VR, 6.00% (6)(7) 2,800 2,793
Fifth Third Bancorp, VR, 4.337%, 4/25/33 (6)(8) 1,490 1,409
Fifth Third Bancorp, VR, 5.631%, 1/29/32 (6) 295 304
Goldman Sachs Group, VR, 2.615%, 4/22/32 (6) 4,190 3,650
JPMorgan Chase, VR, 2.739%, 10/15/30 (6) 3,035 2,777
JPMorgan Chase, VR, 6.254%, 10/23/34 (6) 1,650 1,782
M&T Bank, VR, 6.082%, 3/13/32 (6) 1,310 1,368
Morgan Stanley, VR, 2.699%, 1/22/31 (6) 1,460 1,320
Morgan Stanley, VR, 4.431%, 1/23/30 (6) 3,635 3,586
Morgan Stanley, VR, 6.342%, 10/18/33 (6) 1,515 1,632
National Australia Bank, 2.99%, 5/21/31 (1) 3,240 2,868
PNC Financial Services Group, VR, 5.575%, 1/29/36 (6) 1,330 1,358
Regions Financial, VR, 5.502%, 9/6/35 (6) 2,970 2,958
Santander Holdings USA, VR, 6.174%, 1/9/30 (6) 735 762
Santander Holdings USA, VR, 6.342%, 5/31/35 (6) 1,504 1,561
Santander Holdings USA, VR, 6.499%, 3/9/29 (6) 225 234
Santander Holdings USA, VR, 6.565%, 6/12/29 (6) 345 360
Santander U.K. Group Holdings, VR, 5.694%, 4/15/31 (6) 1,390 1,420
Societe Generale, 4.25%, 8/19/26 (1) 941 930
Societe Generale, VR, 5.519%, 1/19/28 (1)(6) 1,624 1,640
UBS Group, VR, 3.091%, 5/14/32 (1)(6) 615 550
Wells Fargo, VR, 4.611%, 4/25/53 (6) 1,515 1,310
Wells Fargo, Series BB, VR, 3.90% (6)(7) 1,465 1,436
Westpac Banking, VR, 5.618%, 11/20/35 (6) 2,725 2,737
75,218
Brokerage Asset Managers Exchanges  1.8%
HAT Holdings I, 8.00%, 6/15/27 (1) 2,210 2,298
Intercontinental Exchange, 2.65%, 9/15/40  3,278 2,376

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Jane Street Group, 7.125%, 4/30/31 (1) 2,660 2,760
Lseg U.S. Fin, 5.297%, 3/28/34 (1) 985 999
LSEGA Financing, 3.20%, 4/6/41 (1) 620 477
8,910
Finance Companies  1.9%
Aircastle, 4.25%, 6/15/26  3,013 2,992
Golub Capital Private Credit Fund, 5.875%, 5/1/30 (1) 225 225
SMBC Aviation Capital Finance, 5.30%, 4/3/29 (1) 3,145 3,193
SMBC Aviation Capital Finance, 5.55%, 4/3/34 (1) 2,700 2,741
9,151
Insurance  9.0%
Athene Global Funding, 5.526%, 7/11/31 (1) 2,900 2,941
Centene, 2.50%, 3/1/31  1,075 910
Centene, 3.00%, 10/15/30  379 331
Centene, 3.375%, 2/15/30  970 874
Centene, 4.625%, 12/15/29  3,563 3,420
CNO Global Funding, 4.95%, 9/9/29 (1) 955 960
Corebridge Financial, 3.85%, 4/5/29  1,980 1,912
Corebridge Global Funding, 5.20%, 1/12/29 (1) 540 549
Elevance Health, 4.95%, 11/1/31  1,510 1,511
Elevance Health, 5.125%, 2/15/53  1,450 1,317
Equitable Financial Life Global Funding, 1.80%, 3/8/28 (1) 3,955 3,638
First American Financial, 5.45%, 9/30/34  2,792 2,746
GA Global Funding Trust, 5.40%, 1/13/30 (1) 1,595 1,631
Health Care Service A Mutual Legal Reserve, 2.20%, 6/1/30 (1) 3,685 3,246
Health Care Service A Mutual Legal Reserve, 3.20%, 6/1/50 (1) 3,970 2,632
Health Care Service Corp. A Mutual Legal Reserve, 5.875%,
6/15/54 (1) 1,160 1,163
Humana, 5.875%, 3/1/33  1,310 1,342
Jackson National Life Global Funding, 5.35%, 1/13/30 (1)(8) 2,080 2,124
Molina Healthcare, 6.25%, 1/15/33 (1) 1,290 1,271
Muenchener Rueckversicherungs-Gesellschaft in Muenchen, VR,
5.875%, 5/23/42 (1)(6) 1,400 1,433
Reinsurance Group of America, VR, 6.65%, 9/15/55 (6) 490 489
RenaissanceRe Holdings, 5.80%, 4/1/35  235 242
Sammons Financial Group Global Funding, 5.10%, 12/10/29 (1) 1,370 1,381
UnitedHealth Group, 5.375%, 4/15/54  3,795 3,659
UnitedHealth Group, 5.50%, 7/15/44  2,810 2,808
44,530
Real Estate Investment Trusts  3.1%
American Homes 4 Rent, 5.25%, 3/15/35  710 707
Cousins Properties, 5.375%, 2/15/32  475 474
Goodman U.S. Finance Six, 5.125%, 10/7/34 (1)(8) 595 594
Invitation Homes Operating Partnership, 4.875%, 2/1/35  620 600

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Invitation Homes Operating Partnership, 5.45%, 8/15/30  2,110 2,171
Kilroy Realty, 2.50%, 11/15/32  260 205
Kilroy Realty, 3.05%, 2/15/30  345 307
Kilroy Realty, 4.25%, 8/15/29  2,980 2,835
Kite Realty Group, 4.95%, 12/15/31  1,850 1,833
Prologis, 3.00%, 4/15/50  771 516
Prologis, 3.05%, 3/1/50  1,261 852
Prologis, 5.125%, 1/15/34  3,300 3,317
Prologis Targeted U.S. Logistics Fund, 5.25%, 1/15/35 (1) 695 694
15,105
Total Financial Institutions 152,914
INDUSTRIAL  45.9%
Basic Industry  2.4%
Celanese U.S. Holdings, 6.58%, 7/15/29  709 736
Celanese U.S. Holdings, 6.629%, 7/15/32  1,920 2,003
Minera Mexico, 5.625%, 2/12/32 (1) 2,510 2,488
South32 Treasury, 4.35%, 4/14/32 (1) 4,115 3,863
Yara International, 7.378%, 11/14/32 (1) 2,640 2,905
11,995
Capital Goods  2.2%
Boeing, 3.75%, 2/1/50  1,915 1,370
Boeing, 6.298%, 5/1/29  1,510 1,583
Boeing, 6.858%, 5/1/54  1,170 1,290
CRH SMW Finance, 5.125%, 1/9/30  1,405 1,424
Hexcel, 5.875%, 2/26/35  175 181
Owens Corning, 5.95%, 6/15/54 (8) 785 806
Quikrete Holdings, 6.375%, 3/1/32 (1) 795 804
Regal Rexnord, 6.05%, 2/15/26  1,015 1,022
Regal Rexnord, 6.05%, 4/15/28  134 137
Regal Rexnord, 6.30%, 2/15/30  170 177
Sealed Air, 6.125%, 2/1/28 (1) 620 625
Stanley Black & Decker, 2.75%, 11/15/50  2,072 1,229
Stanley Black & Decker, 4.85%, 11/15/48  224 194
10,842
Communications  8.2%
Charter Communications Operating, 2.80%, 4/1/31  3,415 2,954
Charter Communications Operating, 3.70%, 4/1/51  200 129
Charter Communications Operating, 3.90%, 6/1/52  3,368 2,242
Charter Communications Operating, 6.55%, 6/1/34  1,482 1,536
Comcast, 2.80%, 1/15/51  896 546
Comcast, 2.887%, 11/1/51  8,070 5,052
Comcast, 3.75%, 4/1/40  1,620 1,347
Cox Communications, 5.80%, 12/15/53 (1) 1,430 1,334

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Crown Castle Towers, 3.663%, 5/15/25 (1) 1,785 1,780
Directv Financing, 5.875%, 8/15/27 (1) 2,950 2,906
Meta Platforms, 4.45%, 8/15/52  2,925 2,544
Meta Platforms, 5.40%, 8/15/54  305 304
Rogers Communications, 4.35%, 5/1/49  90 72
Rogers Communications, 4.55%, 3/15/52  3,310 2,685
Rogers Communications, 5.00%, 2/15/29  4,125 4,149
SBA Tower Trust, 1.631%, 11/15/26 (1) 1,405 1,324
SBA Tower Trust, 2.328%, 1/15/28 (1) 820 760
SBA Tower Trust, 4.831%, 10/15/29 (1) 5,785 5,757
Time Warner Cable, 6.55%, 5/1/37  149 149
Time Warner Cable, 6.75%, 6/15/39  343 348
Time Warner Cable Enterprises, 8.375%, 7/15/33  1,176 1,350
Vmed O2 U.K. Financing I, 7.75%, 4/15/32 (1) 1,345 1,363
40,631
Consumer Cyclical  4.2%
Benteler International, 10.50%, 5/15/28 (1) 1,350 1,428
Clarios Global, 6.75%, 5/15/28 (1) 263 268
Flutter Treasury DAC, 6.375%, 4/29/29 (1) 1,345 1,368
Ford Motor Credit, 6.95%, 3/6/26  2,595 2,628
General Motors, 5.95%, 4/1/49  394 374
General Motors, 6.25%, 10/2/43  425 421
General Motors Financial, 5.55%, 7/15/29  1,675 1,699
GLP Capital, 5.375%, 4/15/26  1,719 1,726
Hyundai Capital America, 5.35%, 3/19/29 (1) 690 702
Hyundai Capital America, 5.40%, 1/8/31 (1) 550 562
Hyundai Capital America, 6.20%, 9/21/30 (1) 1,305 1,376
Hyundai Capital America, 6.50%, 1/16/29 (1) 860 908
Prime Security Services Borrower, 3.375%, 8/31/27 (1) 1,152 1,094
VF, 2.95%, 4/23/30  3,385 2,976
Volkswagen Group of America Finance, 6.45%, 11/16/30 (1) 1,895 2,001
ZF North America Capital, 6.75%, 4/23/30 (1) 1,245 1,223
20,754
Consumer Non-Cyclical  9.7%
AbbVie, 4.05%, 11/21/39  2,245 1,992
AbbVie, 4.25%, 11/21/49  665 563
AbbVie, 4.70%, 5/14/45  1,390 1,273
AbbVie, 4.875%, 11/14/48  2,085 1,945
AbbVie, 5.40%, 3/15/54  1,895 1,909
Amgen, 5.60%, 3/2/43  690 692
BAT Capital, 4.54%, 8/15/47  495 409
BAT Capital, 7.081%, 8/2/53  1,305 1,474
Bayer U.S. Finance, 6.375%, 11/21/30 (1) 1,535 1,604
Bayer U.S. Finance II, 4.70%, 7/15/64 (1) 1,181 862

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Cencora, 5.15%, 2/15/35  980 985
CVS Health, 5.05%, 3/25/48  5,970 5,167
CVS Health, 5.70%, 6/1/34 (8) 1,540 1,567
HCA, 5.45%, 9/15/34  910 904
HCA, 5.95%, 9/15/54  1,215 1,190
Icon Investments Six, 5.849%, 5/8/29  370 382
Icon Investments Six, 6.00%, 5/8/34  310 319
IQVIA, 5.70%, 5/15/28  4,065 4,106
Kenvue, 5.10%, 3/22/43  1,510 1,479
Kroger, 5.50%, 9/15/54  1,205 1,165
Mattel, 5.875%, 12/15/27 (1) 2,660 2,673
Pfizer Investment Enterprises, 5.30%, 5/19/53  4,040 3,923
Solventum, 5.45%, 3/13/31  4,105 4,194
Solventum, 5.90%, 4/30/54  1,370 1,384
Takeda Pharmaceutical, 3.025%, 7/9/40  2,479 1,882
Teva Pharmaceutical Finance, 6.15%, 2/1/36  1,880 1,894
Teva Pharmaceutical Finance Netherlands III, 7.875%, 9/15/29  200 216
Viterra Finance, 4.90%, 4/21/27 (1) 1,600 1,595
47,748
Energy  12.8%
Cheniere Energy, 5.65%, 4/15/34  525 534
Cheniere Energy Partners, 3.25%, 1/31/32  756 667
Cheniere Energy Partners, 5.95%, 6/30/33  2,262 2,351
Coterra Energy, 5.40%, 2/15/35  2,440 2,418
Diamondback Energy, 4.40%, 3/24/51  329 262
Diamondback Energy, 5.75%, 4/18/54  2,300 2,222
Enbridge, 5.625%, 4/5/34  885 903
Enbridge, 5.95%, 4/5/54  1,435 1,447
Enbridge, 6.70%, 11/15/53  890 981
Eni, 5.50%, 5/15/34 (1) 830 839
Eni, 5.95%, 5/15/54 (1) 1,025 1,017
Enterprise Products Operating, 3.30%, 2/15/53  2,095 1,434
Enterprise Products Operating, 4.85%, 1/31/34  1,415 1,399
Expand Energy, 5.875%, 2/1/29 (1) 2,720 2,727
Greensaif Pipelines Bidco, 5.853%, 2/23/36 (1) 1,220 1,239
HF Sinclair, 5.75%, 1/15/31  1,685 1,715
HF Sinclair, 6.25%, 1/15/35  1,755 1,794
Hilcorp Energy I, 5.75%, 2/1/29 (1) 1,610 1,568
Hilcorp Energy I, 6.00%, 4/15/30 (1) 825 795
Hilcorp Energy I, 8.375%, 11/1/33 (1) 375 392
Kinetik Holdings, 5.875%, 6/15/30 (1) 325 323
Kinetik Holdings, 6.625%, 12/15/28 (1) 1,015 1,037
National Fuel Gas, 5.50%, 3/15/30  490 495

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Occidental Petroleum, 6.125%, 1/1/31  557 576
Occidental Petroleum, 6.45%, 9/15/36  1,070 1,118
Occidental Petroleum, 6.60%, 3/15/46  1,400 1,451
Occidental Petroleum, 8.875%, 7/15/30  2,280 2,628
ONEOK, 5.05%, 11/1/34  2,340 2,281
ONEOK, 5.80%, 11/1/30  2,280 2,377
Patterson-UTI Energy, 7.15%, 10/1/33 (8) 1,250 1,329
Raizen Fuels Finance, 5.70%, 1/17/35 (1) 810 766
Raizen Fuels Finance, 6.45%, 3/5/34 (1) 1,310 1,318
Raizen Fuels Finance, 6.70%, 2/25/37 (1) 700 701
Seadrill Finance, 8.375%, 8/1/30 (1) 1,235 1,263
South Bow USA Infrastructure Holdings, 5.026%, 10/1/29 (1) 1,000 995
Targa Resources Partners, 5.50%, 3/1/30  2,818 2,862
Targa Resources Partners, 6.875%, 1/15/29  1,766 1,812
Transcontinental Gas Pipe Line, 3.95%, 5/15/50  4,000 3,087
Var Energi, 7.50%, 1/15/28 (1) 2,510 2,662
Var Energi, 8.00%, 11/15/32 (1) 2,675 3,040
Venture Global LNG, 8.125%, 6/1/28 (1) 1,265 1,317
Venture Global LNG, 9.50%, 2/1/29 (1) 2,575 2,842
62,984
Technology  3.6%
AP Grange Holdings, 6.50%, 3/20/45, Acquisition Date: 6/12/24,
Cost $1,360 (2)(3)(4) 1,360 1,360
Broadcom, 2.45%, 2/15/31 (1) 2,430 2,122
Broadcom, 4.55%, 2/15/32  995 975
Cadence Design Systems, 4.70%, 9/10/34  765 746
CDW, 5.10%, 3/1/30  685 688
Foundry JV Holdco, 5.50%, 1/25/31 (1) 430 437
Foundry JV Holdco, 5.90%, 1/25/30 (1) 235 244
Foundry JV Holdco, 6.15%, 1/25/32 (1) 1,885 1,975
Intel, 3.25%, 11/15/49  2,980 1,918
Marvell Technology, 2.95%, 4/15/31  732 655
Oracle, 3.60%, 4/1/40  551 438
Oracle, 3.65%, 3/25/41  2,204 1,746
Oracle, 5.55%, 2/6/53  1,400 1,350
Salesforce, 2.90%, 7/15/51  2,530 1,661
Western Digital, 4.75%, 2/15/26  1,385 1,366
17,681
Transportation  2.8%
Burlington Northern Santa Fe, 5.50%, 3/15/55  1,400 1,423
Canadian Pacific Railway, 3.50%, 5/1/50  4,010 2,935
Mileage Plus Holdings, 6.50%, 6/20/27 (1) 3,755 3,774
Norfolk Southern, 5.95%, 3/15/64  2,645 2,788

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Transurban Finance, 2.45%, 3/16/31 (1) 3,335 2,908
13,828
Total Industrial 226,463
UTILITY  5.7%
Electric  4.6%
Appalachian Power, 5.65%, 4/1/34  1,440 1,460
Chile Electricity Mpc II, 5.58%, 10/20/35 (1) 1,600 1,588
Edison International, 6.95%, 11/15/29  1,485 1,532
Enel Finance International, 5.00%, 6/15/32 (1) 3,090 3,059
Eversource Energy, 5.85%, 4/15/31  3,145 3,266
FirstEnergy, 2.65%, 3/1/30  1,717 1,546
FirstEnergy, Series B, 2.25%, 9/1/30  318 277
FirstEnergy, Series C, 3.40%, 3/1/50  2,143 1,489
New York State Electric & Gas, 5.85%, 8/15/33 (1) 1,195 1,247
Niagara Mohawk Power, 5.783%, 9/16/52 (1) 2,150 2,182
NRG Energy, 6.00%, 2/1/33 (1) 1,445 1,427
Vistra Operations, 3.70%, 1/30/27 (1) 1,900 1,860
Vistra Operations, 6.875%, 4/15/32 (1) 1,095 1,131
WEC Energy, 6.69%, 6/15/55, Acquisition Date: 12/16/24,
Cost $480 (2)(3)(4) 480 480
22,544
Natural Gas  1.1%
APA Infrastructure, 5.125%, 9/16/34 (1) 520 512
APA Infrastructure, 5.75%, 9/16/44 (1)(8) 700 708
Boston Gas, 6.119%, 7/20/53 (1) 1,005 1,042
Brooklyn Union Gas, 6.388%, 9/15/33 (1) 650 691
Engie, 5.625%, 4/10/34 (1) 2,635 2,698
5,651
Total Utility 28,195
Total Corporate Bonds
(Cost $412,637) 407,572
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  4.5%
Owned No Guarantee  1.6%
Comision Federal de Electricidad, 5.70%, 1/24/30 (1) 1,365 1,329
Corp. Nacional del Cobre de Chile, 3.625%, 8/1/27  2,200 2,143
Corp. Nacional del Cobre de Chile, 6.33%, 1/13/35 (1) 870 900
DP World, 5.25%, 12/24/29  2,750 2,778
Ooredoo International Finance, 4.625%, 10/10/34 (1)(8) 820 794
7,944
Sovereign  2.3%
Kingdom of Saudi Arabia, 5.375%, 1/13/31 (1) 2,700 2,746

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Republic of Peru, 5.375%, 2/8/35  1,600 1,575
Republic of Poland, 5.375%, 2/12/35  1,360 1,374
Republic of Poland, 5.75%, 11/16/32  3,975 4,156
State of Israel, Series 5Y, 5.375%, 2/19/30  1,730 1,745
11,596
Supranational  0.6%
Africa Finance, 5.55%, 10/8/29 (1) 2,835 2,816
2,816
Total Foreign Government Obligations & Municipalities
(Cost $22,150) 22,356
MUNICIPAL SECURITIES  0.6%
Puerto Rico  0.6%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (9) 4,393 2,762
Total Municipal Securities
(Cost $2,540) 2,762
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  0.1%
Collateralized Mortgage Obligations  0.1%
Bayview Financing Trust
Series 2024-2F, Class A, CMO, ARM, 8.10%, 9/25/29, Acquisition
Date: 8/29/24, Cost $680 (2)(3)(4) 680 680
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $680) 680
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)  1.8%
U.S. Treasury Obligations  1.8%
U.S. Treasury Bonds, 4.125%, 8/15/53 (10) 4,525 4,242
U.S. Treasury Bonds, 4.50%, 11/15/54 (10) 1,610 1,615
U.S. Treasury Bonds, 4.625%, 11/15/44 (10) 1,300 1,314
U.S. Treasury Bonds, 4.75%, 2/15/37 (10) 1,690 1,777
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed)
(Cost $8,792) 8,948

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
SHORT-TERM INVESTMENTS  3.2%
Money Market Funds  3.2%
T. Rowe Price Government Reserve Fund, 4.41% (11)(12) 15,946 15,946
Total Short-Term Investments
(Cost $15,946) 15,946
SECURITIES LENDING COLLATERAL  1.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 1.5%
Money Market Funds 1.5%
T. Rowe Price Government Reserve Fund, 4.41% (11)(12) 7,201 7,201
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 7,201
Total Securities Lending Collateral
(Cost $7,201) 7,201
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
Credit Default Swap
Protection Bought (Relevant
Credit: Markit CDX.
NA.HY-S43, 5 Year Index,
12/20/29), Pay 5.00%
Quarterly, Receive upon
credit default, 4/16/25 @
1.05%* (4) 2 26,750 64
Citibank
Credit Default Swap
Protection Bought (Relevant
Credit: Markit CDX.
NA.HY-S43, 5 Year Index,
12/20/29), Pay 5.00%
Quarterly, Receive upon
credit default, 4/16/25 @
1.05%* (4) 1 26,750 64

T. ROWE PRICE Corporate Income Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
iShares Russell 2000 ETF,
Call, 3/21/25 @ $250.00 (4) 126 2,705 —
Total Options Purchased (Cost $536) 128
Total Investments in Securities 100.3%
(Cost $499,707) $ 494,676
Other Assets Less Liabilities (0.3)% (1,459)
Net Assets 100.0% $ 493,217
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $182,066 and represents 36.9% of net assets.
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $2,862 and represents 0.6% of net assets.
(3) Level 3 in fair value hierarchy.
(4) Non-income producing
(5) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(6) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(7) Perpetual security with no stated maturity date.
(8) All or a portion of this security is on loan at February 28, 2025.
(9) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(10) At February 28, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(11) Seven-day yield

T. ROWE PRICE Corporate Income Fund

.
.
.
.
.
.
.
.
.
.
(12) Affiliated Companies
3M TSFR Three month term SOFR (Secured overnight financing rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GO General Obligation
OTC Over-the-counter
SOFR Secured overnight financing rate
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Corporate Income Fund

(Amounts in 000s)
SWAPS (0.1)%
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.1)%
Credit Default Swaps, Protection Bought (0.1)%
Protection Bought (Relevant Credit:
Tesla), Pay 1.00% Quarterly, Receive
upon credit default, 6/20/26 * 1,880 (21) 73 (94)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (94)
Credit Default Swaps, Protection Sold (0.1)%
Protection Sold (Relevant Credit:
Freeport-McMoRan, Baa2*), Receive
1.00% Quarterly, Pay upon credit
default, 12/20/28 * 2,760 48 (10) 58
Protection Sold (Relevant Credit:
Sempra Energy, Baa3*), Receive 1.00%
Quarterly, Pay upon credit default,
12/20/29 (EUR) * 5,531 (374) (388) 14
Total Centrally Cleared Credit Default Swaps,
Protection Sold 72
Interest Rate Swaps 0.1%
5 Year Interest Rate Swap, Receive
Fixed 3.780% Annually, Pay Variable
4.390% (SOFR) Annually, 3/4/30 5,470 — — —
5 Year Interest Rate Swap, Receive
Fixed 4.062% Annually, Pay Variable
4.347% (SOFR) Annually, 2/19/30 5,725 88 — 88
5 Year Interest Rate Swap, Receive
Fixed 4.106% Annually, Pay Variable
4.350% (SOFR) Annually, 2/18/30 11,383 197 — 197
30 Year Interest Rate Swap, Pay Fixed
3.780% Annually, Receive Variable
4.390% (SOFR) Annually, 3/4/55 1,432 — — —
30 Year Interest Rate Swap, Pay Fixed
4.018% Annually, Receive Variable
4.347% (SOFR) Annually, 2/19/55 1,532 (79) — (79)

T. ROWE PRICE Corporate Income Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
30 Year Interest Rate Swap, Pay Fixed
4.033% Annually, Receive Variable
4.350% (SOFR) Annually, 2/18/55 3,058 (167) — (167)
Total Centrally Cleared Interest Rate Swaps 39
Total Centrally Cleared Swaps 17
Net payments (receipts) of variation margin to date 1
Variation margin receivable (payable) on centrally cleared swaps $ 18
* Credit ratings as of February 28, 2025. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE Corporate Income Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 179 U.S. Treasury Long Bond contracts 6/25 21,139 $ 171
Short, 143 U.S. Treasury Notes five year contracts 6/25 (15,435) (122)
Long, 200 U.S. Treasury Notes ten year contracts 6/25 22,219 68
Long, 195 U.S. Treasury Notes two year contracts 6/25 40,359 126
Long, 15 Ultra U.S. Treasury Bonds contracts 6/25 1,862 39
Net payments (receipts) of variation margin to date (87)
Variation margin receivable (payable) on open futures contracts $ 195

T. ROWE PRICE Corporate Income Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.41% $ — $ — $ 286++
Totals $ —# $ — $ 286+
Supplementary Investment Schedule
Affiliate
Value
5/31/24
Purchase
Cost
Sales
Cost
Value
2/28/25
T. Rowe Price Government
Reserve Fund, 4.41% $ 8,794  ¤  ¤ $ 23,147
Total $ 23,147^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $286 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $23,147.

T. ROWE PRICE Corporate Income Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Corporate Income Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Corporate Income Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market

T. ROWE PRICE Corporate Income Fund

participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Corporate Income Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2025
(for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 36,546 $ — $ 36,546
Asset-Backed Securities — 26,261 342 26,603
Corporate Bonds — 405,732 1,840 407,572
Non-U.S. Government
Mortgage-Backed Securities — — 680 680
Short-Term Investments 15,946 — — 15,946
Securities Lending Collateral 7,201 — — 7,201
Options Purchased — 128 — 128
Total Securities 23,147 468,667 2,862 494,676
Swaps* — 357 — 357
Futures Contracts* 404 — — 404
Total $ 23,551 $ 469,024 $ 2,862 $ 495,437
Liabilities
Swaps* $ — $ 340 $ — $ 340
Futures Contracts* 122 — — 122
Total $ 122 $ 340 $ — $ 462
1
Includes Bank Loans, Convertible Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities and U.S. Government Agency Obligations (Excluding
Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Corporate Income Fund

surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F112-054Q3 02/25